Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations [Line Items]
Purchaser	$ 203,319
Assets discontinued operation
Liabilities discontinued operation
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Purchaser note bears interest percent	8.00%
Common Stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock (in Shares)	100
Promissory Notes [Member]
Discontinued Operations [Line Items]
Principal amount promissory note	$ 100,000
Series B Convertible Preferred stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock (in Shares)	10,000
Series B Convertible Preferred stock [Member] | Common Stock [Member]
Discontinued Operations [Line Items]
Convertible preferred stock (in Shares)	4,700
Exousia Ai, Inc.[Member]
Discontinued Operations [Line Items]
Ownership percentage	100.00%	100.00%
Current liabilities	$ 103,319
Exousia Ai, Inc.[Member] | Stock Purchase Agreement [Member]
Discontinued Operations [Line Items]
Ownership percentage		100.00%